Subsequent Event (Details Narrative) (USD $)	0 Months Ended
Jan. 24, 2013
Subsequent Events [Abstract]
Shares issued for acquisitions	20,054,000
Number of common stock cancelled	103,408,000
Stock repurchased value	$ 295,000